VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Security—1.0%
U.S. Treasury Note 4.250%, 1/31/26	$505	$505
Total U.S. Government Security (Identified Cost $505)		505

Corporate Bonds and Notes—93.2%
Communication Services—9.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,055
CMG Media Corp. 144A 8.875%, 6/18/29(1)	560	481
CSC Holdings LLC
144A 11.750%, 1/31/29(1)	400	297
144A 4.125%, 12/1/30(1)	620	380
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	270	274
144A 8.875%, 2/1/30(1)	30	30
DISH Network Corp. 144A 11.750%, 11/15/27(1)	195	203
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	240	249
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	453
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	73
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	290	303
Snap, Inc.
144A 6.875%, 3/1/33(1)	280	290
144A 6.875%, 3/15/34(1)	115	118
Telesat Canada 144A 6.500%, 10/15/27(1)	175	81
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	360	373
Warnermedia Holdings, Inc. 5.141%, 3/15/52	180	119
		4,796

Consumer Discretionary—7.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	370	386
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	325
Carnival Corp. 144A 5.750%, 3/15/30(1)	245	252
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	301
Clarios Global LP 144A 6.750%, 9/15/32(1)	65	67
Ford Motor Credit Co. LLC 6.500%, 2/7/35(2)	360	373
Forvia SE 144A 6.750%, 9/15/33(1)	230	238
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	95	96
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	100	97
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	215	224
	Par Value	Value

Consumer Discretionary—continued
144A 8.500%, 11/1/30(1)	$25	$26
Newell Brands, Inc. 6.625%, 9/15/29	485	483
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	289
Polaris, Inc. 5.600%, 3/1/31	145	147
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	15	16
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	195	195
Wayfair LLC
144A 7.250%, 10/31/29(1)	5	5
144A 6.750%, 11/15/32(1)	85	87
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	478
		4,085

Consumer Staples—2.8%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	345	342
144A 5.750%, 3/31/34(1)	30	30
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	338
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	206
144A 6.375%, 3/1/33(1)	230	232
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	312
		1,460

Energy—14.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	285
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	25	25
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	147
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	265	276
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	280	290
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	270	250
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	414
Enbridge, Inc. 8.500%, 1/15/84	545	625
Energy Transfer LP
Series G 7.125%(3)	160	164
Series H 6.500%(3)	495	497
Genesis Energy LP 8.875%, 4/15/30	390	410
Harbour Energy plc 144A 6.327%, 4/1/35(1)	300	304
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	321
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	277
144A 6.000%, 2/1/31(1)	245	233
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	$125	$129
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	478
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(4)	115	— (5)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(1)	130	130
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	390	417
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	380
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	140	150
Transocean International Ltd.
144A 8.250%, 5/15/29(1)	70	71
144A 7.875%, 10/15/32(1)	15	16
Transocean, Inc.
144A 8.750%, 2/15/30(1)	184	192
144A 8.500%, 5/15/31(1)	110	109
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	28
144A 4.125%, 8/15/31(1)	500	455
Venture Global LNG, Inc.
144A 9.000%(1)(3)	210	166
144A 9.875%, 2/1/32(1)	365	377
		7,616

Financials—24.9%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	171
144A 6.000%, 8/1/29(1)	450	445
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	295	308
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	483
Altice France Lux 3 144A 10.000%, 1/15/33(1)	81	74
American National Group, Inc. 7.000%, 12/1/55	75	75
Apollo Debt Solutions BDC 6.900%, 4/13/29	425	446
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	135	149
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	490	507
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	240	251
Block, Inc.
6.500%, 5/15/32	205	213
144A 6.000%, 8/15/33(1)	65	67
Blue Owl Credit Income Corp. 6.650%, 3/15/31	416	429
BNP Paribas S.A. 144A 7.450% (1)(3)	500	523
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(1)	375	374
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(1)(6)	— (5)	— (5)
	Par Value	Value

Financials—continued
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	$15	$15
Citigroup, Inc. Series X 3.875% (3)	555	553
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	130	133
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	250	264
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	245	252
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	250	253
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	128	146
144A 7.950%, 10/15/54(1)	125	129
Grifols S.A. 144A 4.750%, 10/15/28(1)	385	380
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	140	145
HUB International Ltd. 144A 7.375%, 1/31/32(1)	240	252
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	200	203
144A 9.500%, 5/30/29(1)	200	203
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	245	251
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	482
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	547
Lloyds Banking Group plc 6.625% (3)	125	125
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	250	259
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	140	125
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	470	469
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	667
OneMain Finance Corp.
7.125%, 11/15/31	405	423
6.500%, 3/15/33	160	161
6.750%, 9/15/33	45	46
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	31
Organon & Co. 144A 4.125%, 4/30/28(1)	370	361
Park River Holdings, Inc. 144A 8.000%, 3/15/31(1)	40	41
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	280	298
Reinsurance Group of America, Inc. 6.650%, 9/15/55	365	377
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	50	51
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	240	250
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(4)(7)	98	— (5)
SGUS LLC 144A 11.000%, 12/15/29(1)(7)	126	47
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	$165	$165
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	150	156
Virgin Media Vendor Financing Notes IV DAC 144A 5.000%, 7/15/28(1)	125	123
		12,898

Health Care—6.1%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	10	10
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(1)	105	105
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	10	10
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	356	351
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	244
144A 4.750%, 2/15/31(1)	160	142
CVS Health Corp. 6.750%, 12/10/54	240	251
DaVita, Inc. 144A 4.625%, 6/1/30(1)	265	258
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	255	239
Genmab A/S
144A 6.250%, 12/15/32(1)	10	10
144A 7.250%, 12/15/33(1)	15	16
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	280
144A 10.000%, 6/1/32(1)	155	165
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	568
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	273
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	250	257
		3,179

Industrials—11.6%
Altice France S.A. 144A 6.500%, 4/15/32(1)	308	295
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	10	10
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	292
Cimpress plc 144A 7.375%, 9/15/32(1)	370	377
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	415	307
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(1)	275	290
144A 7.000%, 6/15/32(1)	50	53
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	280
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	458
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	125	130
	Par Value	Value

Industrials—continued
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	$85	$90
144A 6.000%, 3/15/34(1)	110	111
Icahn Enterprises LP
6.250%, 5/15/26	18	18
5.250%, 5/15/27	280	276
144A 10.000%, 11/15/29(1)	210	210
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	400
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	150	149
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	365	366
144A 10.375%, 5/15/31(1)	25	26
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	434
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	314
144A 6.625%, 3/1/32(1)	315	328
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	547	566
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	145	144
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	75	78
		6,002

Information Technology—2.9%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	360	375
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	340	342
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	145	149
Intel Corp. 3.100%, 2/15/60	450	251
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	237
WULF Compute LLC 144A 7.750%, 10/15/30(1)	170	175
		1,529

Materials—5.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)(4)	568	43
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	320	332
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	195	204
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	303	312
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	88	88
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	246
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	474
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	245	235
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	$15	$15
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	170	180
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(1)	28	30
144A 12.250%, 1/15/31(1)	125	136
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	247
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	413	393
		2,935

Real Estate—0.8%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	240	242
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	150	151
		393

Utilities—6.5%
AES Corp. (The) 7.600%, 1/15/55	250	254
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	304
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	90	91
American Electric Power Co., Inc. 6.950%, 12/15/54	530	567
Dominion Energy, Inc. Series B 7.000%, 6/1/54	115	124
Entergy Corp. 7.125%, 12/1/54	270	283
Ferrellgas LP 144A 5.875%, 4/1/29(1)	265	255
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	62
144A 8.375%, 2/15/32(1)	355	368
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	260
Sempra 6.375%, 4/1/56	125	128
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	110	110
Vistra Corp. 144A 8.000% (1)(3)	278	285
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	290
		3,381

Total Corporate Bonds and Notes (Identified Cost $48,439)		48,274

Leveraged Loans—0.1%
Forest Prod / Containers—0.1%
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(8)	299	48
	Par Value	Value

Health Care—0.0%
Lannett Co., Inc. First Lien 2.000%, 6/16/30(4)	$13	$11
Total Leveraged Loans (Identified Cost $298)		59

	Shares
Preferred Stocks—0.5%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (9)	247
Health Care—0.0%
Mallinckrodt(4)	29,798,856	—
Total Preferred Stocks (Identified Cost $250)		247

Common Stocks—0.6%
Communication Services—0.2%
Altice Luxembourg S.A.(10)	338	5
Atento Luxco 1 S.A.(10)	5,366	95
		100

Consumer Discretionary—0.0%
MYT Holding LLC Class B(4)(10)	33,144	8
NMG Parent LLC Escrow(4)(10)	116	—
		8

Energy—0.1%
Talos Energy, Inc.(10)	2,973	33
Health Care—0.3%
Endo GUC Trust Class A Escrow(4)(10)	3,813	—
Envision Healthcare Corp.(10)	720	11
Lannett Co., Inc.(4)(10)	2,911	78
Mallinckrodt(4)(10)	654	64
		153

Total Common Stocks (Identified Cost $249)		294

Total Long-Term Investments—95.4% (Identified Cost $49,741)		49,379

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(11)	64,662	65
Total Short-Term Investment (Identified Cost $65)		65

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(11)(12)	413,167	$413
Total Securities Lending Collateral (Identified Cost $413)		413

TOTAL INVESTMENTS—96.3% (Identified Cost $50,219)		$49,857
Other assets and liabilities, net—3.7%		1,910
NET ASSETS—100.0%		$51,767

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $39,661 or 76.6% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500 (not in thousands).
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Security in default; no interest payments are being received.
(8)	Security in default; interest payments are being received.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Canada	5
Luxembourg	3
France	2
Ireland	2
United Kingdom	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Security	$505	$—	$505	$—
Corporate Bonds and Notes	48,274	—	48,231	43
Leveraged Loans	59	—	48	11
Equity Securities:
Preferred Stocks	247	—	247	— (1)
Common Stocks	294	133	11	150 (1)
Money Market Mutual Fund	65	65	—	—
Securities Lending Collateral	413	413	—	—
Total Investments	$49,857	$611	$49,042	$204

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $43 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.